12. Operating Lease Right-of-use Assets and Operating Lease Liability	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Operating Lease Right-of-use Assets and Operating Lease Liability

Note 9 – Operating Lease Right-of-use Asset and Operating Lease Liability

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 15%, as the interest rate implicit in our lease is not readily determinable. During the three months ended March 31, 2021 and 2020, the Company recorded $16,295 and $16,295, respectively as operating lease expense.

The Company currently has a lease agreement for AVX’s operation for a monthly payment of $5,258 and shall increase by 3% every year. The lease commenced July 1, 2015 and expires on August 31, 2022. A security deposit of $5,968 was also held for the duration of the lease term.

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients,’ which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less. On March 15, 2019 when AVX was acquired, upon adoption of ASC Topic 842, the Company recorded a right-of-use asset.

Right-of-use asset is summarized below:

	March 31, 2021	March 31, 2020
Office lease	$157,213	$157,213
Less: accumulated amortization	(82,197)	(38,669)
Right-of-use asset, net	$75,016	$118,544

Operating Lease liability is summarized below:

	March 31, 2021	March 31, 2020
Office lease	$73,025	$128,707
Less: current portion	(55,890)	(46,415)
Long-term portion	$17,135	$82,292

Maturity of lease liability is as follows:

Year ending December 31, 2021	$48,273
Year ending December 31, 2022	43,655
Total future minimum lease payment	91,928
Imputed interest	(9,636)
Lease Obligation, net	$82,292

Note 12 – Operating Lease Right-of-use Asset and Operating Lease Liability

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 15%, as the interest rate implicit in our lease is not readily determinable. During the years ended December 31, 2020 and 2019, the Company recorded $65,180 and $62,322, respectively as operating lease expense.

The Company currently has a lease agreement for AVX’s operation for a monthly payment of $5,258 and shall increase by 3% every year. The lease commenced July 1, 2015 and expires on August 31, 2022. A security deposit of $5,968 was also held for the duration of the lease term.

In adopting ASC Topic 842, Leases (Topic 842), the Company has elected the ‘package of practical expedients’, which permit it not to reassess under the new standard its prior conclusions about lease identification, lease classification and initial direct costs. The Company did not elect the use-of-hindsight or the practical expedient pertaining to land easements; the latter is not applicable to the Company. In addition, the Company elected not to apply ASC Topic 842 to arrangements with lease terms of 12 months or less. On March 15, 2019 when AVX was acquired, upon adoption of ASC Topic 842, the Company recorded a right-of-use asset.

Right-of-use asset is summarized below:

	December 31, 2020	December 31, 2019
Office lease	$157,213	$157,213
Less: accumulated amortization	(70,655)	(28,814)
Right-of-use asset, net	$86,558	$128,399

Operating Lease liability is summarized below:

	December 31, 2020	December 31, 2019
Office lease	$94,671	$138,940
Less: current portion	(53,384)	(44,270)
Long term portion	$41,287	$94,670

Maturity of lease liability is as follows:

Year ending December 31, 2021	$64,048
Year ending December 31, 2022	43,655
Total future minimum lease payment	107,703
Imputed interest	(13,032)
Lease Obligation, net	$94,671